LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity And Capital Resources [Line Items]
Borrowings	$ 1,226.3	$ 1,059.6	$ 966.9
Total
Liquidity And Capital Resources [Line Items]
Borrowings	778.2	545.3	493.0
Senior Unsecured Bonds
Liquidity And Capital Resources [Line Items]
Borrowings	200.0	0.0	0.0
Syndicated Facilities 2023
Liquidity And Capital Resources [Line Items]
Borrowings	160.0	224.0	0.0
Syndicated Facilities 2020
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	0.0	143.8
Danish Ship Finance Facility 2020
Liquidity And Capital Resources [Line Items]
Borrowings	245.6	192.6	201.8
ING Facility 2023
Liquidity And Capital Resources [Line Items]
Borrowings	51.4	57.9	0.0
HCOB Facility 2023
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	31.2	0.0
HCOB Facilities 2020-2021
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	0.0	63.5
HCOB Facility 2024
Liquidity And Capital Resources [Line Items]
Borrowings	87.5	0.0	0.0
KfW Facility 2019
Liquidity And Capital Resources [Line Items]
Borrowings	31.8	34.8	37.9
CEXIM 2016
Liquidity And Capital Resources [Line Items]
Borrowings	0.0	0.0	41.1
Other credit facilities
Liquidity And Capital Resources [Line Items]
Borrowings	$ 1.9	$ 4.8	$ 4.9